Schedule of Notes Payable Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable related party, current	$ 699,866	$ 988,672	$ 965,211
Notes payable related party, non-current		988,672	965,211
Notes Payable One [Member]
Short-Term Debt [Line Items]
Notes payable related party, current			2,356
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Notes payable related party, current		29,090	27,577
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Notes payable related party, current		534,448	534,544
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Notes payable related party, current		124,800	118,400
Notes Payable Five [Member]
Short-Term Debt [Line Items]
Notes payable related party, current		$ 30,334	$ 282,334